Income Taxes	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE I - INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2023 and 2022, as follows:

(in thousands)	2023	2022
Income taxes at the statutory rate	$258	$434
Increase (decrease) resulting from:
Cash surrender value of life insurance	(17)	(16)
State income taxes	55	130
Other	(2)	(71)
	$294	$477

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2023	2022
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$408	$381
Accrued expenses	44	72
Fair value accounting adjustments at acquisition	95	107
Nonaccrued interest on loans	103	107
Unrealized loss on available-for-sale securities	142	-
Depreciation	68	73
State net operating loss carryforward	64	121
Total deferred tax assets	924	861

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(606)	(981)
Deferred loan origination costs	(68)	(36)
Loan servicing rights	(43)	(46)
Accrual to cash adjustment	(185)	(152)
Fair value accounting adjustments on acquisition	(535)	(535)
Total deferred tax liabilities	(1,437)	(1,750)
Net deferred tax liability	$(513)	$(889)

The Company has state net operating loss carryforward of $1.6 million, which expires beginning 2037.

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2023 include approximately $5.2 million for which federal and state income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.3 million at June 30, 2023.